Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17. Subsequent Events (Unaudited)

Information Subsequent to Date of Report of Independent Registered Public Accounting Firm

In March 2013, we completed an equity issuance of 14,250,000 common units, including 3,000,000 common units sold to Williams in a private placement. Subsequently, the underwriters exercised their option to purchase 1,687,500 common units. The net proceeds of approximately $760 million were used to repay amounts outstanding under our revolver. Following the completion of these transactions, Williams now owns an approximate 66 percent limited partner interest and a 2 percent general partner interest in us.

In March 2013, we initiated a commercial paper program. The program allows a maximum outstanding amount at any time of $2 billion of unsecured commercial paper notes. The maturities of the commercial paper notes will vary but may not exceed 397 days from the date of issuance. The commercial paper notes will be sold under customary terms in the commercial paper market and will be issued at a discount from par, or, alternatively, will be sold at par and bear varying interest rates on a fixed or floating basis. Proceeds from these notes are expected to be used to fund planned capital expenditures and for other general partnership purposes.  We have not yet issued any notes under this commercial paper program.

On April 1, 2013, a third party contributed $187 million to Gulfstar in exchange for a 49 percent ownership interest in Gulfstar. This contribution was based on 49 percent of our estimated cumulative net investment at that date, subject to adjustment within 60 days of the contribution date. The $187 million was then distributed to us. (See Note 1.)

On May 10, 2013, we paid a cash distribution of $0.8475 per unit on our outstanding common units to unitholders of record at the close of business on May 3, 2013. The total cash distributed was $473 million.

As of May 13, 2013, $630 million of loans are outstanding under our credit facility.